Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cost or Amortized Cost
Due in one year or less	$ 2.7
Due after one year through five years	24.8
Due after five years through ten years	9.8
Due after ten years	4.1
Total, single maturity	41.4
Residential mortgage-backed	2.0
Cost or Amortized Cost	43.4	$ 46.7
Fair Value
Due in one year or less	2.8
Due after one year through five years	25.6
Due after five years through ten years	11.0
Due after ten years	5.2
Total, single maturity	44.6
Residential mortgage-backed	2.1
Total	$ 46.7	$ 48.7